INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Deferred tax assets:
Advertising expense and prepaid rental	$ 229,735	$ 50,187
Property and equipment	6,923	2,576
Impairment loss on long-term investments	19,870	4,559
Others	61,482	19,526
Tax losses carry-forward	185,700	84,007
Less: valuation allowance	(186,521)	(81,321)
Deferred tax assets, net	317,189	79,534
Deferred tax liabilities:
Intangible assets	10,207	6,984
Property and equipment	126	805
Deferred tax liabilities	$ 10,333	$ 7,789